FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 348,905	$ 1,082,525
Other non-current financial liabilities	5,721,712	5,521,568
Other financial liabilities	6,070,617	6,604,093
Current lease liabilities	55,851	47,242
Non-current lease liabilities	672,139	512,140
Lease liabilities	727,990	559,382
Trade and other current payables	756,534	767,413
Trade and other non-current payables	61,517	73,558
Trade and other payables	818,051	840,971
Current financial liabilities	1,161,290	1,897,180
Non-current financial liabilities	6,455,368	6,107,266
Financial liabilities	7,616,658	8,004,446
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	60,710	124,220
Current lease liabilities	15,116	16,911
Trade and other current payables	752,410	750,968
Current financial liabilities	828,236	892,099
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	288,195	958,305
Current lease liabilities	40,735	30,331
Trade and other current payables	4,124	16,445
Current financial liabilities	333,054	1,005,081
Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,686,157	1,181,498
Non-current lease liabilities	104,578	70,451
Trade and other non-current payables	48,965	27,763
Non-current financial liabilities	1,839,700	1,279,712
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	885,612	877,395
Non-current lease liabilities	70,490	58,933
Trade and other non-current payables	7,581	7,581
Non-current financial liabilities	963,683	943,909
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,149,943	3,462,675
Non-current lease liabilities	497,071	382,756
Trade and other non-current payables	4,971	38,214
Non-current financial liabilities	3,651,985	3,883,645
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	87,261	598,640
Other non-current financial liabilities	4,630,415	4,398,398
Other financial liabilities	4,717,676	4,997,038
Financial liabilities	1,819,427	1,594,291
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	19,739	29,114
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	67,522	569,526
Bonds obligations [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	768,767	296,326
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	711,705	708,379
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,149,943	3,393,693
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	248,827	475,022
Other non-current financial liabilities	902,196	1,024,029
Other financial liabilities	1,151,023	1,499,051
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	28,154	86,243
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	220,673	388,779
Bank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	728,289	786,031
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	173,907	169,016
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	68,982
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	745,971	760,455
Trade and other non-current payables	35,310	50,577
Trade and other payables	781,281	811,032
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	741,847	744,010
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	4,124	16,445
Trade and other payables [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	35,310	27,763
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	22,814
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	10,563	6,958
Trade and other non-current payables	26,207	22,981
Trade and other payables	36,770	29,939
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	10,563	6,958
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	13,655	0
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	7,581	7,581
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	4,971	15,400
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	12,817	8,863
Other non-current financial liabilities	189,101	99,141
Other financial liabilities	201,918	108,004
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	12,817	8,863
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	0
Swap and forward [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	189,101	99,141
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	55,851	47,242
Non-current lease liabilities	672,139	512,140
Lease liabilities	727,990	559,382
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	15,116	16,911
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	40,735	30,331
Lease Liablities [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	104,578	70,451
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	70,490	58,933
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	$ 497,071	$ 382,756